Capital Stock and Changes in Capital Accounts (Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	6,097,502	6,793,836
Granted	2,000,000	2,300,000
Vested	(3,134,365)	(2,996,334)
Non vested restricted common stock, ending balance	4,963,137	6,097,502
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Price, beginning balance	$ 3.30	$ 3.45
Weighted Average Grant Date Price, Granted	1.84	2.96
Weighted Average Grant Date Price, Vested	3.37	3.38
Weighted Average Grant Date Price, ending balance	$ 2.67	$ 3.30